Taxation - Statement of Profit or Loss of Taxation (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of income taxes [line items]
Current taxation	€ 2,015	€ 1,525	€ 1,371
Deferred taxation	524	180	553
Effective tax amount	2,539	1,705	1,924
Netherlands [member]
Disclosure of income taxes [line items]
Current taxation	488	150	(42)
Deferred taxation	324	343	694
Effective tax amount	812	493	652
International [member]
Disclosure of income taxes [line items]
Current taxation	1,527	1,375	1,413
Deferred taxation	200	(163)	(141)
Effective tax amount	€ 1,727	€ 1,212	€ 1,272